General Information and Basis of Presentation (Details)	Jun. 30, 2026
Top Kingwin Technology INC [Member]
Organization and Business [Line Items]
Ownership interest percentage	100.00%
Shenzhen Tiancheng Chuangxin Technology Co., Ltd [Member]
Organization and Business [Line Items]
Ownership interest percentage	100.00%